INVESTMENT SECURITIES HELD TO MATURITY	12 Months Ended
Dec. 31, 2011
Investment Securities Held To Maturity
INVESTMENT SECURITIES HELD TO MATURITY

2. INVESTMENT SECURITIES HELD TO MATURITY

A summary of amortized cost and estimated fair value of investment securities held to maturity included in the Consolidated Statements of Condition as of December 31, 2011 and 2010 follows:

	2011
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
(In Thousands)	Cost	Gains	Losses	Value
Mortgage-Backed Securities - Residential	$67,394	$1,393	$(1)	$68,786
State and Political Subdivisions	24,608	52	—	24,660
Trust Preferred Pooled Securities	8,717	2,170	(4,906)	5,981
Total	$100,719	$3,615	$(4,907)	$99,427

	2010
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
(In Thousands)	Cost	Gains	Losses	Value
U.S. Government Sponsored Entities	$45,485	$11	$(790)	$44,706
Mortgage-Backed Securities - Residential	67,745	921	(494)	68,172
State and Political Subdivisions	17,671	184	(31)	17,824
Trust Preferred Pooled Securities	9,376	—	(1,640)	7,736
Total	$140,277	$1,116	$(2,955)	$138,438

The amortized cost and approximate fair value of investment securities held to maturity as of December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties. Securities not due at a single maturity date, mortgage-backed securities and trust preferred pooled securities, are shown separately.

Maturing In:
(In Thousands)	Amortized Cost	Fair Value
One Year or Less	$24,353	$24,397
After One Year Through Five Years	255	263
After Five Years Through Ten Years	—	—
After Ten Years	—	—
	24,608	24,660
Mortgage-Backed Securities - Residential	67,394	68,786
Trust Preferred Pooled Securities	8,717	5,981
Total	$100,719	$99,427

Securities held to maturity having an approximate carrying value of $44.9 million and $12.7 million as of December 31, 2011 and 2010, respectively, were pledged to secure public funds and for other purposes required or permitted by law.

The following table presents the Corporation’s investment securities held to maturity with continuous unrealized losses and the approximate fair value of these investments as of December 31, 2011 and 2010.

2011
	Less Than 12 Months		Duration of Unrecognized Loss 12 Months or Longer		Total
	Approximate		Approximate		Approximate
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
(In Thousands)	Value	Losses	Value	Losses	Value	Losses
Mortgage-Backed Securities - Residential	$3,194	$(1)	$—	$—	$3,194	$(1)
Trust Preferred Pooled Securities	—	—	2,729	(4,906)	2,729	(4,906)
Total	$3,194	$(1)	$2,729	$(4,906)	$5,923	$(4,907)

2010
	Less Than 12 Months		Duration of Unrecognized Loss 12 Months or Longer		Total
	Approximate		Approximate		Approximate
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
(In Thousands)	Value	Losses	Value	Losses	Value	Losses

U.S. Government-Sponsored Entities	$39,707	$(790)	$—	$—	$39,707	$(790)

Mortgage-Backed Securities - Residential	32,553	(494)	—	—	32,553	(494)
State and Political Subdivisions	9,667	(31)	—	—	9,667	(31)
Trust Preferred Pooled Securities	—	—	1,782	(1,640)	1,782	(1,640)
Total	$81,927	$(1,315)	$1,782	$(1,640)	$83,709	$(2,955)

Management has determined that any unrecognized losses on the securities held to maturity at December 31, 2011, are temporary and due to interest rate fluctuations and/or volatile market conditions, rather than the creditworthiness of the issuers. The Corporation monitors creditworthiness of issuers periodically, including issuers of trust preferred securities on a quarterly basis. The Corporation does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery. All mortgage-backed securities were issued by U.S. government-sponsored agencies.

The trust preferred pooled securities within the Corporation’s held to maturity investment portfolio are collateralized by trust preferred securities issued primarily by individual bank holding companies, but also by insurance companies and real estate investment trusts. There has been little or no active trading in these securities for several years; therefore the Corporation believes in most cases it is more appropriate to estimate fair value using discounted cash flow analysis. As of December 31, 2008, to estimate fair value, and determine whether the securities were other-than-temporarily impaired, the Corporation retained and worked with a third party to review the issuers (the collateral) underlying each of the securities. Among the factors analyzed were the issuers’ profitability, credit quality, asset mix, capital adequacy, leverage and liquidity position, as well as an overall assessment of credit, profitability and capital trends within the portfolio’s issuer universe. These factors provided an assessment of the portion of the collateral of each security which was likely to default in future periods. The cash flows associated with the collateral likely to default, together with the cash flows associated with collateral which had already deferred or defaulted, were then eliminated. In addition, the Corporation assumed constant rates of default in excess of those based upon the historic performance of the underlying collateral. The resulting cash flows were then discounted to the current period to determine fair value for each security. The discount rate utilized was based on a risk-free rate (LIBOR) plus spreads appropriate for the product, which include consideration of liquidity and credit uncertainty.

Each quarter during 2011 and 2010, to periodically assess the credit assumptions and related input data that could affect the fair value of each security, Management compared actual deferrals and defaults to the assumed deferrals and defaults included in the valuation model.

As of December 31, 2011 and 2010, the Corporation again worked with a third party to model the securities and review its valuation. The modeling process and related assumptions were similar to the process and related assumptions employed as of December 31, 2008. In 2011, no additional impairment charges were recorded, while $581 thousand in impairment charges were recorded on three trust preferred pooled securities for the year ended December 31, 2010.

Further significant downturns in the real estate markets and/or the economy could cause additional issuers to defer paying dividends on these securities and/or ultimately default. Such occurrences, if beyond those assumed in the current valuation, could cause an additional write-down of the portfolio, with a negative impact on earnings; however, the Corporation has already recorded a substantial write-down of its trust preferred pooled securities portfolio. We do not expect that an additional write-down would have a material effect on the cash flows from the securities or on our liquidity position.

At December 31, 2011 and 2010, other-than-temporary impairment recognized in accumulated other comprehensive income totaled $2.7 million and $3.1 million, respectively.

The table below presents a rollforward for the periods ended December 31, 2011 and 2010 of the credit losses recognized in earnings:

	Trust Preferred Securities
(In Thousands)	2011	2010
Beginning Balance, January 1,	$51,073	$50,492
Additions to Credit Losses on Securities for Which no Previous Other-Than-Temporary Impairment was Recognized	—	—
Increases to Credit Losses on Securities for Which Other-Than-Temporary Impairment Was Previously Recognized	—	581
Reductions for Previous Credit Losses Realized On Securities Sold During the Period	—	—
Reductions for Previous Credit Losses Related To Securities the Company Now Intends to Sell Or Will be More Likely Than Not Required To Sell	—	—
Reductions for Previous Credit Losses Due to an Increase in Cash Flows Expected to be Collected	—	—
Ending Balance, December 31,	51,073	51,073